BUSINESS COMBINATION (Details) $ / shares in Units, $ in Thousands, ¥ in Millions						12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Sep. 28, 2015 USD ($)	Mar. 30, 2015 USD ($)	Jul. 04, 2011 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)	Feb. 01, 2017 USD ($)	Dec. 17, 2009
Total consideration paid
Goodwill						$ 6,248	$ 7,617
Revenue						3,390,393	2,853,078	$ 3,467,626
Net income						102,983	$ 65,275	173,316
Gaochuangte
BUSINESS COMBINATION
Ownership percentage							40.00%
Gaochuangte | SZCC, or CSI Cells Co., Ltd.
BUSINESS COMBINATION
Ownership percentage		80.00%								40.00%
Cash consideration for acquisition of the interest	¥ 220.6	$ 33,761			$ 3,119
Percentage of additional ownership interest acquired	40.00%	40.00%
Recurrent
BUSINESS COMBINATION
Percentage of interest acquired				100.00%
Cash consideration				$ 261,400
Total consideration paid
Cash				108,400
Restricted cash				38,200
Project assets				233,500
Solar power systems, net				46,800
Other assets				40,200
Less : Long term borrowings and notes payable				165,200
Other liabilities				51,400
Total identifiable net assets				250,500
Goodwill				$ 10,900
Goodwill included in the cost of revenues with the sales of the related project assets						1,369,000	$ 0
Revenue								266,900
Net income								$ 3,500
Bank fees, legal costs and accounting costs associated with the acquisition						0	0
SSM
BUSINESS COMBINATION
Percentage of interest acquired			100.00%
Cash consideration			$ 59,000
Total consideration paid
Cash			8,100
Solar power systems, net			141,900
Intangible assets			72,000
Other assets			11,700
Less: Short-term borrowings			7,400
Long term borrowings			134,600
Other liabilities			32,700
Total identifiable net assets			$ 59,000
Bank fees, legal costs and accounting costs associated with the acquisition						0	0
Sale of business									$ 200,200
Gaochuangte
Total consideration paid
Cash		$ 21,200
Accounts receivable		20,000
Fixed assets		2,000
Other assets		25,800
Less: Accounts payable		13,100
Other liabilities		3,900
Total identifiable net assets		52,000
Less: Non-controlling interests		10,900
Less: Net assets belongs to CSI before acquisition		$ 7,300
Pro forma results of acquisitions
Pro forma revenues						3,419,421	2,873,713
Pro forma net income attributable to CSI						$ 100,007	$ 65,994
Diluted earnings per share attributable to CSI | $ / shares						$ 1.70	$ 1.14
Gaochuangte | SZCC, or CSI Cells Co., Ltd.
BUSINESS COMBINATION
Percentage of interest acquired		80.00%